Redeemable Preferred Stock (Temporary Equity) (Details - Balance sheet reconciled) - Series B Preferred Stock [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Class of Stock [Line Items]
Gross proceeds	$ 7,000,000
Preferred stock issuance costs	(680,000)
Value converted into common stock	(827,050)
Accretion of carrying value to redemption value	453,334
Temporary Equity, Carrying Amount, Attributable to Parent	$ 5,946,284